ACQUISITION (Fair Value Of The Assets Acquired And Liabilities Assumed) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Account receivables	$ 50
Prepaid expenses	64
Total current assets	114
Property and equipment	2,445
Deferred tax assets	320
Intangible assets	1,680
Goodwill	2,332
Total assets acquired	6,891
Current liabilities	229
Lease payable - short-term	127
Total current liabilities	356
Lease payable - long-term	222
Deferred tax liability	808
Total liabilities assumed	1,386
Assets acquired and liabilities assumed, net, total	$ 5,505